Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fixed-maturity securities
Available-for-sale, at fair value (amortized cost of $613,722 and $615,294, respectively)	$ 655,141	$ 645,870
Short-term securities	13,728
Policy loans	253	263
Derivatives	4,516	5,508
Equity securities, trading, (cost of $1,855 and $0, respectively)	1,858
Total investments	675,496	651,641
Cash and cash equivalents	27,639	22,710
Accrued investment income	8,130	8,795
Receivables (net of allowance for uncollectible accounts of $20 and $18, respectively)	7,039	4,160
Reinsurance recoverable	3,091	2,501
Deferred acquisition costs	118,319	104,002
Other assets	34,014	28,502
Assets, exclusive of separate accounts assets	873,728	822,311
Separate account assets	2,214,422	1,986,039
Total assets	3,088,150	2,808,350
Policyholder liabilities:
Account balances and future policy benefit reserves	691,011	578,120
Policy and contract claims	2,787	1,528
Unearned premiums	1,518	1,559
Other policyholder funds	2,203	1,801
Total policyholder liabilities	697,519	583,008
Other derivative liabilities	4,894	73,273
Other liabilities	9,908	9,769
Liabilities, exclusive of separate account liabilities	712,321	666,050
Separate account liabilities	2,214,422	1,986,039
Total liabilities	2,926,743	2,652,089
Stockholder's equity:
Common stock, $10 par value. Authorized, issued, and outstanding 200,000 shares, at December 31, 2014 and 2013	2,000	2,000
Additional paid-in capital	72,500	72,500
Retained earnings	70,251	71,414
Accumulated other comprehensive income, net of tax	16,656	10,347
Total stockholder's equity	161,407	156,261
Total liabilities and stockholder's equity	$ 3,088,150	$ 2,808,350